Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Restricted Net Assets

20. Restricted Net Assets

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the general reserve fund and the statutory surplus fund, respectively. The general reserve fund and the statutory surplus fund require that annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends, until the reserve fund reached 50% of the registered capital of the respective company. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries, VIEs and subsidiaries of the VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB31.3 million and RMB96.7 million as of December 31, 2024 and 2025, respectively. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIEs and subsidiaries of the VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries, VIEs and subsidiaries of the VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders, if any.

The Company performed a test on the restricted net assets of subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2025 and the condensed financial information of the Company are not required to be presented.